Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Current Liabilities [Abstract]
Summary of current liabilities
	March 31	June 30
	2014	2013
Wholesale loan facility	$21,149,497	$25,669,388
Cash reserve	820,208	2,731,094
	$21,969,705	$28,400,482

	2013	2012
Wholesale loan facility	$25,669,388	$24,688,865
Cash reserve	2,731,094	703,003
	$28,400,482	$25,391,868